Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Consolidated Balance Sheet is Reconciled	As of December 31, 2023, the Class A ordinary shares reflected in the consolidated balance sheet is reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,392,500)
Issuance costs allocated to Class A ordinary shares	(5,404,094)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	15,658,015
Class A ordinary shares subject to possible redemption	$121,861,421

Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table reflects the calculation of basic and diluted net income (loss) per share:
	For the year ended December 31, 2023		For the period from March 11, 2022 (inception) through December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$5,889,800	$2,724,802	$—	$(8,687)
Denominator:
Weighted Average Ordinary Shares	10,668,603	4,935,622	—	2,850,155
Basic and diluted net income (loss) per ordinary shares	$0.55	$0.55	$—	$(0.00)